UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund:	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The Massachusetts Health & Education
Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	The Massachusetts Health & Education Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts — 136.0%
Education — 90.2%
Massachusetts Development Finance Agency, ERB, Middlesex School Project, 5.00%, 9/01/33	$400	$405,984
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC), 5.00%, 10/01/39	1,000	1,086,040
College Issue, Series B (Syncora), 5.25%, 7/01/33	860	879,763
College of Pharmacy & Allied Health, Series D (AGC), 5.00%, 7/01/27	500	543,425
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	298,465
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	576,005
Smith College, 5.00%, 7/01/35	2,000	2,184,360
Wellesley College, Series J, 5.00%, 7/01/42	2,400	2,890,416
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	915,525
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,865,460
Clark University (Syncora), 5.13%, 10/01/35	500	538,310
Emerson College, Series A, 5.00%, 1/01/40	200	216,330
Harvard University, Series B-1, 5.00%, 10/15/40	350	421,621
Northeastern University, 5.00%, 10/01/31	500	598,265
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,990,938
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,053,520
Williston Northampton School Project (Syncora), 5.00%, 10/01/25	500	525,130
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,267,207
Massachusetts Health & Educational Facilities Authority, Wheaton College, Series D, 6.00%, 1/01/18	755	755,815
Massachusetts Health & Educational Facilities Authority, RB:
Northeastern University, Series R, 5.00%, 10/01/33	225	254,536

	Par (000)	Value
Municipal Bonds
Massachusetts (continued)
Education (concluded)
Massachusetts Health & Educational Facilities Authority, RB (concluded):
Tufts University, 5.38%, 8/15/38	$1,000	$1,224,090
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,134,280
Boston College, Series N, 5.13%, 6/01/37	1,000	1,021,640
Harvard University, Series A, 5.50%, 11/15/36	100	124,199
Harvard University, Series B, 5.00%, 10/01/38	400	469,608
Northeastern University, Series T-1, 5.00%, 10/01/31	950	1,136,704
Northeastern University, Series T-2, 5.00%, 10/01/32	500	593,515
Springfield College, 5.63%, 10/15/40	500	559,865
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,380,800
Wellesley College, 5.00%, 7/01/33	1,500	1,535,685
Massachusetts State College Building Authority, RB, Series A (AMBAC), 5.00%, 5/01/16 (a)	1,000	1,149,800
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	1,182,415

		31,779,716
Health — 28.2%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	795	804,810
Partners Healthcare, Series L, 5.00%, 7/01/36	1,000	1,164,360
Massachusetts Development Finance Agency, Refunding RB:
Berkshire Health System, Series G, 5.00%, 10/01/29	335	384,553
Carleton-Willard Village, 5.63%, 12/01/30	500	563,170
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	240	241,330
Massachusetts Health & Educational Facilities Authority, RB:
Berkshire Health System, Series F (AGC), 5.00%, 10/01/19	1,000	1,091,630

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts (concluded)
Health (concluded)
Massachusetts Health & Educational Facilities Authority, RB (concluded):
Cape Cod Healthcare Obligated Group Issue, Series D (AGC), 5.00%, 11/15/31	$1,000	$1,112,790
Children’s Hospital, Series M, 5.25%, 12/01/39	600	686,328
Children’s Hospital, Series M, 5.50%, 12/01/39	500	581,165
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	1,091,640
Southcoast Health Obligation, Series D, 5.00%, 7/01/39	500	542,535
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	558,790
Winchester Hospital, 5.25%, 7/01/38	1,000	1,108,650

		9,931,751
Housing — 6.0%
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.35%, 12/01/42	1,000	1,090,590
Series F, 5.70%, 6/01/40	935	1,017,523

		2,108,113
State — 11.6%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	1,015,707
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	2,500	3,056,800

		4,072,507
Total Municipal Bonds in Massachusetts		47,892,087

Puerto Rico — 4.8%
State — 4.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,114,500
Puerto Rico Sales Tax Financing Corp., Refunding RB, 6.00%, 8/01/39	510	587,306
Total Municipal Bonds in Puerto Rico		1,701,806
Total Municipal Bonds – 140.8%		49,593,893

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Massachusetts — 9.7%
State — 9.7%
Massachusetts School Building Authority, Sales Tax RB:
Senior, Series B, 5.00%, 10/15/41	$1,000	$1,196,090
Series A (AGM), 5.00%, 8/15/30 (a)	2,010	2,225,649
		3,421,739
Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax, Refunding RB, Series C, 5.25%, 8/01/40	340	382,531
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 10.8%		3,804,270
Total Long-Term Investments (Cost – $47,653,393) – 151.6%		53,398,163

Short-Term Securities
Massachusetts — 4.9%
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System (e):
Series D, 0.17%, 12/06/12	1,420	1,420,000
Series P-2, 0.15%, 12/06/12	300	300,000

		1,720,000

	Shares
Money Market Fund — 0.0%
BIF Massachusetts Municipal Money Fund(c)(d)	5	5
Total Short-Term Securities (Cost – $1,720,005) – 4.9%		1,720,005
Total Investments (Cost - $49,373,398*) – 156.5%		$55,118,168
Other Assets Less Liabilities – 1.7%		603,651
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.7)%		(2,010,584)
VRDP Shares, at Liquidation Value – (52.5)%		(18,500,000)

Net Assets Applicable to Common Shares – 100.0%		$35,211,235

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,357,140

Gross unrealized appreciation	$5,752,976
Gross unrealized depreciation	(1,543)

Net unrealized appreciation	$5,751,433

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income

BIF Massachusetts Municipal Money Fund	36,054	(36,049)	5	$ —

(d)	Represents the current yield as of report date.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ERB	Education Revenue Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Notes

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term	—		—
Investments[1]		$53,398,163		$53,398,163
Short-Term Securities	$5	1,720,000	—	1,720,005

Total	$5	$55,118,163	—	$55,118,168

[1]	See above Schedule of Investments for values in each sector.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (concluded)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(2,009,595)	—	$(2,009,595)
VRDP Shares	—	(18,500,000)	—	(18,500,000)
Total	—	$(20,509,595)	—	$(20,509,595)

There were no transfers between levels during the period ended November 30, 2012.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	NOVEMBER 30, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date:	January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date:	January 23, 2013